GOING CONCERN	3 Months Ended
Mar. 31, 2014
GOING CONCERN:
GOING CONCERN

NOTE 2 – GOING CONCERN

During the three months ended March 31, 2014, New Colombia Resources, Inc. has not generated any revenue and therefore has been unable to generate cash flows sufficient to support its operations and has been dependent on debt and equity financing. In addition to negative cash flow from operations, New Colombia Resources has experienced recurring losses and had an accumulated deficit of $26,096,304 as of March 31, 2014. These conditions raise substantial doubt as to New Colombia Resources’ ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might be necessary if New Colombia Resources is unable to continue as a going concern.